Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 14,850	$ 6,955	$ 24,021
Weighted average number of shares outstanding used in the basic earnings per share | shares	2,077	2,181	2,243
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options | shares	15	16	17
Weighted average number of shares in diluted earnings per share | shares	2,092	2,197	2,260
Basic earnings per share, Continuing operations	$ 4.13	$ 2.77	$ 10.22
Basic earnings per share, Discontinued operations	3.02	0.42	0.49
Total basic earnings per share	7.15	3.19	10.71
Diluted earnings per share, Continuing operations	4.10	2.76	10.14
Diluted earnings per share, Discontinued operations	3.00	0.41	0.49
Total diluted earnings per share	$ 7.10	$ 3.17	$ 10.63
Options excluded from the calculation	0	0	0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 8,568	$ 6,049	$ 22,908
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 6,282	$ 906	$ 1,113